Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value of Financial Instruments
Summary of Asset and Liability Balances of Derivative Instrument
The following table summarizes the net derivative balances recorded on the condensed consolidated balance sheets and provides information as if the Company had not elected to offset the asset and liability balances of the derivative instruments with each of its counterparties in accordance with the associated master International Swap and Derivatives Association agreement (in thousands):

	September 30, 2025	December 31, 2024
Derivative assets:
Net derivative assets presented in the condensed consolidated balance sheets	$7,426	$32,535
Gross amount of eligible offsetting recognized derivative liabilities	3,874	2,656

Gross amount of derivative assets	$11,300	$35,191

Derivative liabilities:
Net derivative liabilities presented in the condensed consolidated balance sheets	$(7,039)	$—
Gross amount of eligible offsetting recognized derivative assets	(3,874)	(2,656)

Gross amount of derivative liabilities	$(10,913)	$(2,656)

The following table summarizes the net derivative balances recorded on the consolidated balance sheets and provides information as if the Company had not elected to offset the asset and liability balances of the derivative instruments with each of its counterparties in accordance with the associated master International Swap and Derivatives Association agreement (in thousands):

	December 31,
	2024	2023
Derivative assets:
Net derivative assets presented in the consolidated balance sheets	$32,535	$20,208
Gross amount of eligible offsetting recognized derivative liabilities	2,656	6,262

Gross amount of derivative assets	$35,191	$26,470

Derivative liabilities:
Net derivative liabilities presented in the consolidated balance sheets	$—	$(4,815)
Gross amount of eligible offsetting recognized derivative assets	(2,656)	(6,262)

Gross amount of derivative liabilities	$(2,656)	$(11,077)